CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended		72 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (7,479)	$ (9,942)	$ (37,546)
Adjustments to reconcile net cash flows used in operating activities: Items not affecting cash flows
Depreciation and amortization	61	87	454
Change in deferred tax assets and liabilities	24	132	52
Increase (decrease) in accrued severance pay	(177)		150
Share-based payment expenses	1,769	2,291	4,462
Accrued interest expense	98	2,512	2,855
Loss (gain) on revaluation of warrants	402	(952)	(550)
Gain on restructuring of venture loan	(963)		(963)
Loss on extinguishment of debt			321
Interest and amortization of discount in connection with convertible notes	1,280		1,280
Exchange rate (gains) losses	29	(15)	81
Changes in current assets and liabilities
Increase in accounts receivable, prepaid expenses and other current assets	(283)	(98)	(532)
Increase (decrease) in payables and accruals	(141)	(376)	633
Net cash used in operating activities	(5,380)	(6,361)	(29,303)
Cash flows from investing activities
Acquisition of property and equipment	(27)	(86)	(598)
Decrease (increase) in lease deposits	1	3	(8)
Proceeds from investment in restricted short-term deposits	20	2,582
Net cash provided by (used in) investing activities	(6)	2,499	(606)
Cash flows from financing activities
Receipt of venture loan			5,000
Repayment on account of venture loan	(2,095)	(757)	(3,651)
Issuance of common stock and warrants, net		9,263	9,263
Issuance of warrants			1,070
Issuance of convertible preferred stock			12,195
Exercise of common stock options and warrants	8	14	22
Issuance of common stock, net of issuance expenses	785		785
Net cash provided by financing activities	1,198	8,520	31,160
Effect of exchange rate changes on cash and cash equivalents	(29)	5	(61)
Increase (decrease) in cash and cash equivalents	(4,217)	4,663	1,190
Cash and cash equivalents at beginning of period	5,407	744
Cash and cash equivalents at end of period	1,190	5,407	1,190
Supplemental disclosure of cash flows information
Interest paid	151	386	1,137
Non-cash investing and financing transactions
Extinguishment of debt			321
Discount to the series B convertible preferred stock			43
Conversion of bridge notes into common stock		2,545	2,545
Amortization of discounts to temporary equity		3	21
Issuance of shares in consideration of restructuring of venture loan	213		213
Beneficial conversion feature recorded in connection with convertible notes	1,269		1,269
Convertible Notes
Cash flows from financing activities
Receipt of convertible debt	2,500		2,500
Convertible Loans
Cash flows from financing activities
Receipt of convertible debt			3,976
Convertible Preferred Stock
Non-cash investing and financing transactions
Conversion of convertible debt			1,964
Loan warrants
Non-cash investing and financing transactions
Allocation of fair value			334
Conversion warrants
Non-cash investing and financing transactions
Allocation of fair value		1,564	1,564
Series B convertible preferred stock
Non-cash investing and financing transactions
Exchange of convertible preferred stock for common stock		11,971	11,971
Series A convertible preferred stock
Non-cash investing and financing transactions
Exchange of convertible preferred stock for common stock		24	24
Common stock
Non-cash investing and financing transactions
Conversion of convertible debt	$ 2,511		$ 2,511